11. Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of option activity
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - September 30, 2016	2,200,346	$22,129	$0.64	106 months
Granted	661,400	323,927	0.78	113 months
Exercised	–	–	–	–
Canceled or expired	44,600	28,495	1.00	–
Outstanding - September 30, 2017	2,817,146	317,561	0.67	98 months
Granted	263,500	70,727	0.53	115 months
Exercised	–	–	–
Canceled or expired	–	–	–
Outstanding – March 31, 2018	3,080,646	$388,288	$0.66	97 months

Exercisable – March 31, 2018	2,406,029	–	$0.66	92 months

	2017				2016
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding - beginning of year	2,200,346	$22,129	$0.64		1,500,996	$7,359	$0.33
Granted	661,400	323,927	0.78	116 months	1,024,400	19,677	1.00	111 months
Exercised	–	–	–	–	–	–	–	–
Canceled or expired	44,600	28,495	1.00	–	325,050	4,907	0.33	–
Outstanding - end of year	2,817,146	$317,561	$0.67	101 months	2,200,346	$22,129	$0.64	109 months

Exercisable - end of year	2,276,813		$0.65	97 months	2,200,346		$0.64	109 months